PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 180,098	$ 120,856	$ 438,417	$ 277,539	$ 400,780	$ 182,006
Sale of property and equipment				2,500	2,500
Gain (loss) on disposal of property and equipment				(10,084)	(10,084)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Sale of property and equipment				2,500	2,500
Gain (loss) on disposal of property and equipment				2,500	2,500
Retired Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of property and equipment				$ (12,584)	$ (12,584)